SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Equity Method Investments (Details)	Dec. 31, 2021
Minimum [Member]
Equity Method Investment [Abstract]
Ownership interest	20.00%
Maximum [Member]
Equity Method Investment [Abstract]
Ownership interest	50.00%